The Company and key events - Key events for the six-month period ended June 30, 2021 (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jul. 06, 2021 trial_cohort	Jun. 30, 2021 EUR (€)
Disclosure of other provisions [line items]
Income from government grants		€ 1,435	€ 171
Technical and commercial failure of project
Disclosure of other provisions [line items]
Number of trial cohorts that did not meet primary endpoints | trial_cohort				3
Technical and commercial failure of project | BPI France, Covid-19 program, non-refundable
Disclosure of other provisions [line items]
Income from government grants		€ 1,360
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of other provisions [line items]
Provision for charges	$ 6,200				€ 5,217
Estimated manufacturing costs | $	$ 12,800